FINANCE COSTS	12 Months Ended
May 31, 2025
Disclosure Of Finance Costs [Abstract]
FINANCE COSTS [Text Block]

14. FINANCE COSTS

Finance costs recognized in the Statements of Loss and Comprehensive Loss are comprised of the following:

	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Lease finance charges	11,859	10,784
Interest on debt:
Working capital loan - BDC	-	1,083
Term loan	-	170
Other finance costs	462	1,262
Total Finance Costs	12,321	13,299